Principal Activities and Corporate Information - Additional Information (Detail) - USD ($)				10 Months Ended	12 Months Ended
	Aug. 17, 2015	Aug. 13, 2014	Aug. 28, 2012	Jun. 30, 2013	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2017	Dec. 31, 2016	Sep. 08, 2008	Sep. 07, 2008
Disclosure corporate information [Line Items]
Percentage of shares owned by a U.S. private equity firm					9.80%	20.00%
Percentage of remaining shares sold by a U.S. private equity firm to Pacific Electric Wire & Cable Co., Ltd.	9.80%
Authorized share capital, number of shares							50,000,000	50,000,000	50,000,000	20,000,000
Authorized share capital, par value per share							$ 0.01	$ 0.01	$ 0.01	$ 0.01
Number of shares repurchased under share capital repurchase program				(11,100)
Total consideration for shares repurchased under share capital repurchase program				$ 38,000
Financial liabilities recognized		$ 0					$ 77,560,000	$ 62,964,000
Top of range [Member]
Disclosure corporate information [Line Items]
Monetary amount of common shares authorized to repurchase under share capital repurchase program			$ 2,000,000
Monetary amount of common shares authorized to repurchase under share capital repurchase program		$ 1,000,000
Pacific Electric Wire & Cable Co., Ltd. [Member]
Disclosure corporate information [Line Items]
Percentage of equity interest held by the ultimate parent company							75.40%